3. Principles of Consolidation, Investments in Subsidiaries, Acquisitions Under Approval and Business Combination (Details) - Subsidiary	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SummaryOfSubsidiariesLineItems [Line Items]
Subsidiary	Ipiranga Produtos de Petróleo S.A.	Ipiranga Produtos de Petróleo S.A.
Location	Brazil	Brazil
Segment	Ipiranga	Ipiranga
Direct control	100.00%	100.00%
Indirect control	0.00%	0.00%
Subsidiary	am/pm Comestíveis Ltda.	am/pm Comestíveis Ltda.
Location	Brazil	Brazil
Segment	Ipiranga	Ipiranga
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Centro de Conveniências Millennium Ltda.	Centro de Conveniências Millennium Ltda.
Location	Brazil	Brazil
Segment	Ipiranga	Ipiranga
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Icorban - Correspondente Bancário Ltda.	Icorban - Correspondente Bancário Ltda.
Location	Brazil	Brazil
Segment	Ipiranga	Ipiranga
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Ipiranga Trading Limited	Ipiranga Trading Limited
Location	Virgin Islands	Virgin Islands
Segment	Ipiranga	Ipiranga
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Tropical Transportes Ipiranga Ltda.	Tropical Transportes Ipiranga Ltda.
Location	Brazil	Brazil
Segment	Ipiranga	Ipiranga
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Ipiranga Imobiliária Ltda.	Ipiranga Imobiliária Ltda.
Location	Brazil	Brazil
Segment	Ipiranga	Ipiranga
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Ipiranga Logística Ltda.	Ipiranga Logística Ltda.
Location	Brazil	Brazil
Segment	Ipiranga	Ipiranga
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Oil Trading Importadora e Exportadora Ltda.	Oil Trading Importadora e Exportadora Ltda.
Location	Brazil	Brazil
Segment	Ipiranga	Ipiranga
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Chevron Brasil Lubrificantes S.A. (see Note 3.c)	Chevron Brasil Lubrificantes S.A. (see Note 3.c)
Location	Brazil	Brazil
Segment	Ipiranga	Ipiranga
Direct control	0.00%	0.00%
Indirect control	56.00%	0.00%
Subsidiary	Ipiranga Lubrificantes S.A. (see Note 3.c)	Ipiranga Lubrificantes S.A. (see Note 3.c)
Location	Brazil	Brazil
Segment	Ipiranga	Ipiranga
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Integra Frotas Ltda. (1)	Integra Frotas Ltda. (1)
Location	Brazil	Brazil
Segment	Ipiranga	Ipiranga
Direct control	0.00%	0.00%
Indirect control	100.00%	0.00%
Subsidiary	Companhia Ultragaz S.A.	Companhia Ultragaz S.A.
Location	Brazil	Brazil
Segment	Ultragaz	Ultragaz
Direct control	0.00%	0.00%
Indirect control	99.00%	99.00%
Subsidiary	Ultragaz Comercial Ltda. (2)	Ultragaz Comercial Ltda. (2)
Location	Brazil	Brazil
Segment	Ultragaz	Ultragaz
Direct control	0.00%	0.00%
Indirect control	100.00%	0.00%
Subsidiary	Bahiana Distribuidora de Gás Ltda.	Bahiana Distribuidora de Gás Ltda.
Location	Brazil	Brazil
Segment	Ultragaz	Ultragaz
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Utingás Armazenadora S.A.	Utingás Armazenadora S.A.
Location	Brazil	Brazil
Segment	Ultragaz	Ultragaz
Direct control	0.00%	0.00%
Indirect control	57.00%	57.00%
Subsidiary	LPG International Inc.	LPG International Inc.
Location	Cayman Islands	Cayman Islands
Segment	Ultragaz	Ultragaz
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Imaven Imóveis Ltda.	Imaven Imóveis Ltda.
Location	Brazil	Brazil
Segment	Others	Others
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Imifarma Produtos Farmacêuticos e Cosméticos S.A.	Imifarma Produtos Farmacêuticos e Cosméticos S.A.
Location	Brazil	Brazil
Segment	Extrafarma	Extrafarma
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Oxiteno S.A. Indústria e Comércio	Oxiteno S.A. Indústria e Comércio
Location	Brazil	Brazil
Segment	Oxiteno	Oxiteno
Direct control	100.00%	100.00%
Indirect control	0.00%	0.00%
Subsidiary	Oxiteno Nordeste S.A. Indústria e Comércio	Oxiteno Nordeste S.A. Indústria e Comércio
Location	Brazil	Brazil
Segment	Oxiteno	Oxiteno
Direct control	0.00%	0.00%
Indirect control	99.00%	99.00%
Subsidiary	Oxiteno Argentina Sociedad de Responsabilidad Ltda.	Oxiteno Argentina Sociedad de Responsabilidad Ltda.
Location	Argentina	Argentina
Segment	Oxiteno	Oxiteno
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.
Location	Brazil	Brazil
Segment	Oxiteno	Oxiteno
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Oxiteno Uruguay S.A.	Oxiteno Uruguay S.A.
Location	Uruguay	Uruguay
Segment	Oxiteno	Oxiteno
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Barrington S.L. (3)	Barrington S.L. (3)
Location	Spain	Spain
Segment	Oxiteno	Oxiteno
Direct control	0.00%	0.00%
Indirect control	0.00%	100.00%
Subsidiary	Oxiteno México S.A. de C.V.	Oxiteno México S.A. de C.V.
Location	Mexico	Mexico
Segment	Oxiteno	Oxiteno
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Oxiteno Servicios Corporativos S.A. de C.V.	Oxiteno Servicios Corporativos S.A. de C.V.
Location	Mexico	Mexico
Segment	Oxiteno	Oxiteno
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Oxiteno Servicios Industriales S.A. de C.V.	Oxiteno Servicios Industriales S.A. de C.V.
Location	Mexico	Mexico
Segment	Oxiteno	Oxiteno
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Oxiteno USA LLC	Oxiteno USA LLC
Location	United States	United States
Segment	Oxiteno	Oxiteno
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Global Petroleum Products Trading Corp.	Global Petroleum Products Trading Corp.
Location	Virgin Islands	Virgin Islands
Segment	Oxiteno	Oxiteno
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Oxiteno Overseas Corp.(4)	Oxiteno Overseas Corp.(4)
Location	Virgin Islands	Virgin Islands
Segment	Oxiteno	Oxiteno
Direct control	0.00%	0.00%
Indirect control	0.00%	100.00%
Subsidiary	Oxiteno Andina, C.A.	Oxiteno Andina, C.A.
Location	Venezuela	Venezuela
Segment	Oxiteno	Oxiteno
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Oxiteno Europe SPRL	Oxiteno Europe SPRL
Location	Belgium	Belgium
Segment	Oxiteno	Oxiteno
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Oxiteno Colombia S.A.S	Oxiteno Colombia S.A.S
Location	Colombia	Colombia
Segment	Oxiteno	Oxiteno
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Oxiteno Shanghai LTD.	Oxiteno Shanghai LTD.
Location	China	China
Segment	Oxiteno	Oxiteno
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Empresa Carioca de Produtos Químicos S.A.	Empresa Carioca de Produtos Químicos S.A.
Location	Brazil	Brazil
Segment	Oxiteno	Oxiteno
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%
Subsidiary	Ultracargo - Operações Logísticas e Participações Ltda.	Ultracargo - Operações Logísticas e Participações Ltda.
Location	Brazil	Brazil
Segment	Ultracargo	Ultracargo
Direct control	100.00%	100.00%
Indirect control	0.00%	0.00%
Subsidiary	Terminal Químico de Aratu S.A. – Tequimar	Terminal Químico de Aratu S.A. – Tequimar
Location	Brazil	Brazil
Segment	Ultracargo	Ultracargo
Direct control	0.00%	0.00%
Indirect control	99.00%	99.00%
Subsidiary	Ultrapar International S.A.	Ultrapar International S.A.
Location	Luxembourg	Luxembourg
Segment	Others	Others
Direct control	100.00%	100.00%
Indirect control	0.00%	0.00%
Subsidiary	SERMA - Ass. dos usuários equip. proc. de dados	SERMA - Ass. dos usuários equip. proc. de dados
Location	Brazil	Brazil
Segment	Others	Others
Direct control	0.00%	0.00%
Indirect control	100.00%	100.00%